Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.               Basis of Presentation and General Information:

Star Bulk Carriers Corp. (“Star Bulk”) is a global shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains offices in Athens, New York, Limassol, Singapore and Germany. Star Bulk’s common shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

The unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its wholly owned subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements for the year ended December 31, 2021 and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2022 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2021 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (the “2021 Annual Report”). The balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2021 Annual Report.

The recent reopening of the global economy and consequent increased demand across all key dry bulk commodities following the COVID-19 pandemic has positively affected the Company’s revenues. On the other hand, as a result of COVID-19 restrictions imposed since 2020, additional crew expenses continue to be incurred.

There continues to be a high level of uncertainty relating to how the pandemic will evolve, including as a result of new COVID-19 variants, the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public's and government's responses to such measures. An increase in the severity or duration or a resurgence of the COVID-19 pandemic could have a material adverse effect on the Company’s future business, results of operations, cash flows, financial condition, the carrying value of the Company’s assets, the fair values of the Company’s vessels, and the Company’s ability to pay dividends.

1.       Basis of Presentation and General Information - continued:

In addition, the geopolitical situation in Eastern Europe intensified in late February 2022, with the commencement of Russia’s military action against Ukraine. Three of the Company’s vessels, the Star Pavlina, Star Helena and Star Laura, had arrived in three different Ukrainian ports to load various grain cargos under charterers’ instructions, well ahead of the commencement of the war activities, but at the time of the invasion, the loading operations were suspended by the port authorities. The Company had been intensively exploring options with the charterers to navigate the vessels safely out of the ports but unfortunately the ports were shut down and blockaded and safe passages were impossible. Since that time, all three vessels have been safely manned with Ukrainian crew. An estimate of any potential impact of the blockade cannot be made at this point of time. However, the Company does not expect such impact, if any, to be material, because in addition to standard industry vessel risk insurance, war risk insurance is in place for all three vessels and the applicable war risk insurers have confirmed that they hold the vessels covered at their current position in Ukraine, which includes Hull and Machinery and Increased Value insurance, Detention and Diversion Cover and War loss of Hire for 180 days. Furthermore, and to the extent that a court or tribunal has not declared the frustration of the charterparties for the above three vessels, as frustration is by operation of law, the Company believes that the vessels remain on hire and hire continues payable under the charterparty clauses. The situation continues to be closely monitored by management to ensure that the interests of all its stakeholders are safeguarded.

The vessel blockade may be impacted by diplomatic efforts to address the Russia-Ukraine conflict, including the recent multilateral agreement among Russia, Ukraine, Turkey and the United Nations to resume grain exports from the Black Sea regions.  The multilateral agreement is currently expected to result in an easing of the blockades on Black Sea ports in Ukraine and may result in the passage of one or more of the Star Pavlina, Star Helena and Star Laura out of the region in the near future.

As of June 30, 2022, the Company owned a modern fleet of 128 dry bulk vessels consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 52,425 deadweight tonnage (“dwt”) and 209,529 dwt, a combined carrying capacity of 14.1 million dwt and an average age of 10.4 years.